Cash and Cash Equivalents - Summary of Cash and Cash Equivalents in the Statement of Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 202	$ 164
Short-term deposits	234	4
Repurchase agreements	268
Cash and cash equivalents	704	168	$ 206
Bank overdrafts	(104)	(110)
Cash flows, cash and cash equivalents	$ 600	$ 58	$ 117	$ 1,098